Document and Entity Information	9 Months Ended
Sep. 25, 2011
Document And Entity Information
Entity Registrant Name	Dinewise, Inc.
Entity Central Index Key	0001192323
Document Type	Other
Document Period End Date	Sep 25, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-25
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
ASSETS
Cash and cash equivalents	$ 88	$ 188	$ 639
Due from financial institution	29	1	8
Inventories	0	0	170
Prepaid expenses and other assets, net	35	26	33
Total current assets	152	215	850
Property and equipment, net	42	70	111
Identifiable intangible assets, net	136	174	276
Goodwill	496	496	496
Deferred finance costs	0	25	112
Total assets	826	980	1,845
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Accounts payable	91	80	303
Accrued expenses	654	676	634
Deferred revenue	552	615	626
Income and other taxes payable	12	23	50
Convertible debt, current portion	355	285	827
Capital lease obligation, current portion	1	10	11
Total current liabilities	1,665	1,689	2,451
Convertible debt, net of current portion	2,766	2,769	2,639
Derivative liability	450	225	16
Capital lease obligation, net of current portion	0	0	11
Total liabilities	4,881	4,683	5,117
Stockholders’ deficit
Preferred stock, par value $.001; authorized 10,000,000 shares; issued and outstanding 0 shares,	0	0	0
Common stock, par value $.001 ; authorized 50,000,000 shares; issued and outstanding 34,556,620; 33,148,915 and 32,748,915, respectively	35	33	32
Additional paid-in capital	41,112	40,984	40,984
Accumulated deficit	(45,202)	(44,720)	(44,288)
Total stockholders’ deficit	(4,055)	(3,703)	(3,272)
Total liabilities and stockholders’ deficit	$ 826	$ 980	$ 1,845

Balance Sheets (Parenthetical) (USD $)	Sep. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	250,000,000	50,000,000	50,000,000
Common stock, issued shares	34,556,620	33,148,915	32,748,915
Common stock, outstanding shares	34,556,620	33,148,915	32,748,915

Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 25, 2011	Sep. 26, 2010	Dec. 26, 2010	Dec. 27, 2009
Statements Of Operations
Revenues	$ 4,000	$ 4,921	$ 6,718	$ 7,185
Cost of goods sold	1,609	1,984	2,705	2,921
Gross profit	2,391	2,937	4,013	4,264
Operating expenses	2,234	2,490	3,538	3,377
Restructuring recoveries	0	0	0	(937)
Total operating expenses	2,234	2,490	3,538	2,440
Operating income	157	447	475	1,824
Interest expense, net	636	543	931	956
(Loss) income before (benefit) provision for income taxes	(479)	(96)	(456)	868
(Benefit) Provision for income taxes	3	3	(24)	5
Net (loss) income	$ (482)	$ (99)	$ (432)	$ 863
Net (loss) income per share - Basic			$ (0.01)	$ 0.03
Net (loss) income per share - Fully Diluted			$ (0.01)	$ 0
Common shares used in computing net (loss) income per share amounts - Basic			33,112,651	32,675,728
Common shares used in computing net (loss) income per share amounts - Fully Diluted			33,112,651	1,588,676,000
Net loss per share (basic and diluted)	$ (0.01)	$ 0
Common shares used in computing net loss per share amounts (basic and diluted)	33,642,665	33,100,563

Shareholders Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 27, 2008	$ 32	$ 40,984	$ (45,151)	$ (4,135)
Beginning Balance - Shares at Dec. 27, 2008	32,378,915
Net (loss) income			863	863
Issuance of stock to Lender related to amendment, Shares	370,000
Issuance of stock to Lender related to amendment, Shares	0	0	0	0
Ending Balance, Amount at Dec. 27, 2009	32	40,984	(44,288)	(3,272)
Ending Balance, Shares at Dec. 27, 2009	32,748,915
Net (loss) income			(432)	(432)
Issuance of stock to Lender related to amendment, Shares	400,000
Issuance of stock to Lender related to amendment, Shares	1	0	0	1
Ending Balance, Amount at Dec. 26, 2010	$ 33	$ 40,984	$ (44,720)	$ (3,703)
Ending Balance, Shares at Dec. 26, 2010	33,148,915

Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 25, 2011	Sep. 26, 2010	Dec. 26, 2010	Dec. 27, 2009
OPERATING ACTIVITIES:
Net (loss) income	$ (482)	$ (99)	$ (432)	$ 863
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	91	177	232	202
Amortization of debt discount	205	264	355	393
Mark to market of derivative liability	225	(7)	209	(6)
Restructuring reserve recovery	0	0	0	(937)
Share based expense to employees and non employees	80	1	1	0
Accrued interest on Convertible Note	47	44	60	33
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(28)	(74)	7	(8)
Decrease (increase) in inventories	0	170	170	(33)
Decrease (increase) in prepaid expenses and other assets	(9)	(76)	7	(7)
Increase in income and other taxes payable	(11)	1	(27)	5
(Decrease) increase in accounts payable	11	(178)	(223)	232
(Decrease) increase in deferred revenue	(63)	(132)	(11)	230
Increase (decrease) in accrued expenses	(22)	132	42	(107)
NET CASH PROVIDED BY OPERATING ACTIVITIES INVESTING ACTIVITIES:	44	223	390	860
Purchases of property and equipment	0	(2)	(2)	(7)
NET CASH USED IN INVESTING ACTIVITIES:	0	(2)	(2)	(7)
Proceeds from sale of Common Shares	50	0	0	0
Payments on convertible debt financings	(185)	(751)	(827)	(630)
Repayments of capital lease obligations	(9)	(8)	(12)	(11)
NET CASH USED IN FINANCING ACTIVITIES:	(144)	(759)	(839)	(641)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(100)	(538)	(451)	212
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	188	639	639	427
CASH AND CASH EQUIVALENTS AT END OF PERIOD	88	101	188	639
CASH PAID DURING THE PERIOD FOR:
Interest	132	172	219	413
Income Taxes	$ 0	$ 0	$ 0	$ 0
NON-CASH FINANCING ACTIVITIES
During 2009, the Company acquired inventory and intangible assets of $62 and $806, respectively from Home Bistro, and assumed the resultant debt of $868.	-	-	-	-

Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 25, 2011	Sep. 26, 2010	Dec. 26, 2010	Dec. 27, 2009
Statements Of Cash Flows Parenthetical
Debt assumed from Home Bistro for inventory and intangible assets	$ 0	$ 0	$ 0	$ 868

THE COMPANY AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
THE COMPANY AND NATURE OF OPERATIONS

The Company was originally established in 1959 to provide in-home "restaurant quality" beef shopping services throughout the United States. During 2005, the Company established the Dinewise® brand to serve this market by attracting new customers through multi-channel media which includes catalogues, e-commerce and strategic alliances, as well as existing customer referrals. Dinewise® is a direct-to-consumer gourmet home meal replacement provider. Dinewise® targets lifestyle profiles, i.e. busy moms, singles, retirees, seniors, and working couples, as well as health profiles including diabetic, heart smart, low carbohydrate, low calorie, and weight loss. The Company has positioned its Dinewise® brand as the solution for time-constrained but discerning consumers focused on satisfying every member of the family by offering a broad array of the highest quality meal planning, delivery, and preparation services. Products are customized meal solutions, delivered fresh-frozen directly to the home.  In June 2009, the Company acquired certain assets of Home Bistro Foods, Inc. (principally inventory, customer lists, product recipes, URL and Brand name) in a bankruptcy sale.

Until such time as additional capital is raised to accelerate its marketing plan, the Company will focus only on those channels that deliver the highest response rates and incremental profits, thus substantially reducing both marketing expenses and short-term sales growth opportunities.  By executing these cost reductions to substantially reduce our quarterly losses, and with the Company’s cash balances, the Company has continued to operate, however at substantially reduced revenue levels.  While the Company has been able to raise capital and or amend its Debenture agreements in the past, the capital markets have deteriorated for micro-cap companies.  While we continue to seek additional capital to allow operations to continue and then accelerate our marketing spend after such funding is attained, as well as complete a strategic acquisition, there is no assurance we will be able to raise the required capital.  In the event it takes longer to obtain appropriate funding, or we are unable to obtain such funding, we will need to significantly curtail further expenses, which may significantly reduce future revenues and cash flows.

The Company was originally established in 1959 to provide in-home "restaurant quality" beef shopping services throughout the United States. During 2005, the Company established the Dinewise® brand to serve this market by attracting new customers through multi-channel media which includes catalogues, e-commerce and strategic alliances, as well as existing customer referrals. Dinewise® is a direct-to-consumer gourmet home meal replacement provider. Dinewise® targets lifestyle profiles, i.e. busy moms, singles, retirees, seniors, and working couples, as well as health profiles including diabetic, heart smart, low carbohydrate, low calorie, and weight loss. The Company has positioned its Dinewise® brand as the solution for time-constrained but discerning consumers focused on satisfying every member of the family by offering a broad array of the highest quality meal planning, delivery, and preparation services. Products are customized meal solutions, delivered fresh-frozen directly to the home.

Acquisition of Certain Assets, Goodwill, Identifiable	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
Acquisition of Certain Assets, Goodwill, Identifiable

On June 3, 2009, as part of the acquisition of certain assets (principally inventory, customer lists, product recipes, URL and Brand name) of Home Bistro Foods, Inc. (“HB”) in a Bankruptcy sale, the Company assumed the secured debt of HB. This secured promissory note, dated June 3, 2009 is due to New York Small Business Venture Fund LLC (“NYSBVF”). The note accrues interest at the rate of 6.25% per annum and is subordinated to the Company’s existing first secured debt (“EFSD”), see Note 15. The Company is prohibited from making any payments until such time at the Company’s EFSD secured debt is no longer outstanding and the warrants of the EFSD has been exercised in full or has expired. As of December 26, 2010 and December 27, 2009 the amount outstanding to NYSBVF was $961 and $902, respectively. In the event the EFSD and warrants are no longer outstanding, the Company and NYSBVF may agree to a conversion price to convert the NYSBVF debt outstanding into common stock of the Company. If no conversion price is agreed to within 20 days, the full amount is due and payable within 120 days of the EFSD and warrants no longer being outstanding. Home Bistro® caters to the growing demand for gourmet products and services that address prevailing consumer and business trends for gifting and convenience.

At closing on June 3, 2009, the Company acquired inventory of $62, identifiable intangible assets, primarily customer lists and product recipes of $310, and assumed the NYSBVF debt of $868. This resulted in recorded goodwill of $496. The fair values of the net assets acquired were determined using discounted cash flow analyses and estimates made by management. Goodwill and indefinite lived intangibles, which are nonamortizable under generally accepted accounting principles is deductible for income tax purposes. Identifiable intangible assets were allocated as follows: customer lists amounted to $204 and are amortizable over a period of 3 years in an accelerated manner that reflects customer attrition, and product recipes amounted to $106 and is nonamortizable.

Intangible assets subject to amortization as of December 26, 2010 and December 27, 2009 were as follows:

	Gross Carrying Value	Accumulated Amortization	Net Book Value

2010
Customer lists	$204	$136	$68

2009
Customer lists	$204	$34	$170

Amortization expense for intangible assets subject to amortization amounted to $102 and $34 for the years ended December 26, 2010 and December 27, 2009, respectively.  The estimated aggregate amortization expense for intangible assets subject to amortization for each of the succeeding fiscal years ended in 2011 and 2012 are as follows:  2011: $51 and 2012: $17.

BASIS OF PRESENTATION	9 Months Ended
Sep. 25, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

Principles of consolidation

The condensed interim consolidated financial statements include the accounts of Dinewise, Inc. and its wholly-owned subsidiaries. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and SEC rules for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The consolidated financial statements included herein should be read in conjunction with the annual consolidated financial statements and the footnotes thereto contained in the Company’s annual report to the Securities and Exchange Commission for the fiscal year ended on December 26, 2010, filed as part of this Form 10.  In our opinion, the information presented reflects all adjustments necessary for a fair statement of interim results. All such adjustments are of a normal and recurring nature. The foregoing interim results are not necessarily indicative of the results of operations for the full year ending December 25, 2011.

Fiscal year

The Company's fiscal year ends on the last Sunday in December. The Company's 2011 nine-month period consisted of the thirty-nine weeks, which began on December 27, 2010 and ended on September 25, 2011. The Company's 2010 nine-month period consisted of the thirty-nine weeks, which began on December 29, 2009 and ended on September 27, 2010.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue recognition

The Company recognizes revenue from product sales when (i) persuasive evidence of an arrangement exists and the sales price is fixed or determinable (evidenced by written sales orders), (ii) delivery of the product has occurred, and (iii) collectibility of the resulting receivable is reasonably assured.  Shipping and handling expenses of $545 and $672 are included in selling, general and administrative expenses for the nine months ended September 25, 2011 and September 27, 2010, respectively.

The Company records its Revenue net of any sales taxes collected on its sales, which are then subsequently remitted to the local tax office, as required.

With respect to product sales, we recognize revenue on a gross basis, using the criteria outlined in Emerging Issues Task Force Issue (“EITF”) No. 99-19, Reporting Revenue Gross as a Principal Versus Net as an Agent, net of provisions for discounts and allowances.  Our product sales are collected utilizing major credit cards, prior to the sale of the DineWise branded products, or are collected within three days of delivery of other product sales.  Although the Company accepts product returns, historical returns have been insignificant and are primarily due to product quality or delivery delays, we may replace the product or issue a credit to the customer.

Amortization of deferred finance costs

As a result of the Company’s $2,500 Convertible Debenture financing completed on July 14, 2006, and its $1,750 Debenture financing completed on February 16, 2007, it incurred deferred finance charges of $375 and $210, respectively.  These amounts are being amortized monthly, as a charge to interest expense, over the 5-year and 2-year terms of the notes, respectively.  In the nine months ended September 25, 2011 and September 26, 2010, amortization expense was $25 and $67, respectively.  As of September 25, 2011 and December 26, 2010, unamortized deferred finance charges were $0 and $25, respectively.

Concentration risk

The Company purchased approximately 55% and 54% of its food products from one vendor during the  nine months ended September 25, 2011 and September 26, 2010, respectively.  The Company is not obligated to purchase from this vendor, and, if necessary, there are other vendors from which the Company can purchase food products.

All of the Company’s receivables are due from one financial institution (TD Banknorth, Inc.) under an agreement in which the Company receives payment on its receivables within 3-5 business days.  The Company has had no losses on collections in the past, and since this institution is deemed financially sound, there is little, if any, collection risk at this time.

Stock based compensation

The Company applies the provisions of ASC Topic 505-50, Equity Based Payments to Non-Employees (formerly named as EITF 96-18) to account for stock-based compensation awards issued to non-employees for services. Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.  The calculation of fair value using the Black-Scholes option pricing model involves certain assumptions that are reasonably estimated. However, if these estimates change, the fair value calculated could be materially impacted.

As a result, the Company recorded share-based compensation for options of  $80 and $0, in the nine months ended September 25, 2011 and September 26, 2010, respectively.

Principles of Consolidation

The consolidated financial statements include the accounts of DineWise, Inc. and its wholly owned subsidiaries (the “Company”).  Intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year

The Company’s fiscal year ends on the last Sunday in December.  The Company’s 2010 fiscal year consisted of the fifty-two week period beginning on December 28, 2009 and ending on December 26, 2010.  The Company’s 2009 fiscal year consisted of the fifty-two week period beginning on December 29, 2008 and ending on December 27, 2009.

Revenue Recognition

The Company recognizes revenue from product sales, when (i) persuasive evidence of an arrangement exists and the sales price is fixed or determinable (evidenced by written sales orders), (ii) delivery of the product has occurred, and (iii) collectibility of the resulting receivable is reasonably assured.  Shipping and handling expenses of $963 and $796 are included in selling, general and administrative expenses for the fiscal years ended December 26, 2010 and December 27, 2009, respectively.

The Company’s deferred revenue consists principally of advance billings for customer food orders.

The Company records its revenue net of any sales taxes collected on its sales, which are subsequently remitted to the local tax office, as required.

With respect to product sales, we recognize revenue on a gross basis, using the criteria outlined in FASB ASC 605 (formerly known as Emerging Issues Task Force Issue (“EITF”) No. 99-19), Reporting Revenue Gross as a Principal Versus Net as an Agent, net of provisions for discounts and allowances.  Our product sales are collected utilizing major credit cards, prior to the sale of the DineWise branded products, or are collected within three days of delivery of other product sales.  Although the Company accepts product returns, historical returns have been insignificant and are primarily due to product quality or delivery delays, we may replace the product or issue a credit to the customer.

Cash and Cash Equivalents

Cash and cash equivalents include only securities having a maturity of three months or less at the time of purchase. At December 26, 2010 and December 27, 2009, demand accounts and money market accounts comprised all of the Company’s cash and cash equivalents.

Due from Financial Institution

The Company submits substantially all accounts receivable to a third party financial institution for collection, without recourse.  Payment is generally received from this financial institution within three business days.  The financial institution holds in escrow approximately 3% of the net receivables that have been submitted by the Company and not collected.  This escrow is evaluated by the financial institution on a quarterly basis.

Inventories

Inventories consist principally of prepared meals and meal complements held at its outsourced fulfillment locations. Inventories are valued at the lower of cost or market, with cost determined using the first-in, first-out (FIFO) method.  In May 2010, the Company consolidated its outsourced fulfillment operations, whereby the purchasing of inventory, storage and handling is the responsibility of the outsourced fulfillment center.  The Company is charged for the inventory only upon sale of the product to its customer.  As a result, effective May 2010, the Company has no inventory.

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets or, in the case of leasehold improvements, the lesser of the life of the related leases or the life of the improvement.

Costs of internal use software are accounted for in accordance with FASB ASC 350 Statement of Position 98-1 (“SOP 98-1”), “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use” and formerly known as Emerging Issue Task Force No. 00-02 (“EITF 00-02”),  “Accounting for Website Development Costs.”  FASB ASC 350 require that the Company expense computer software and website development costs as they are incurred during the preliminary project stage.  Once the capitalization criteria of FASB ASC 350 have been met, external direct costs of materials and services consumed in developing or obtaining internal-use software, including website development, are capitalized.  Capitalized costs are amortized using the straight-line method over the software’s estimated useful life, estimated at three years.  Capitalized internal use software and website development costs are included in property, plant and equipment, net, in the accompanying balance sheets.

Estimated useful lives are as follows:
Machines and office equipment	5 to 8 years
Capitalized software and development	3 years

Goodwill and Other Intangibles

Goodwill is calculated as the excess of the cost of purchased businesses over the fair value of their underlying net assets.  Other intangible assets principally consist of customer lists, trademarks, URL and product recipes.  Goodwill and other intangible assets that have an indefinite life are not amortized.

In accordance with GAAP, the Company tests goodwill and other intangible assets for impairment on at least an annual basis.  Goodwill impairment exists if the net book value of a reporting unit exceeds its estimated fair value.  The impairment testing is performed in two steps: (i) the Company determines impairment by comparing the fair value of a reporting unit with its carrying value, and (ii) if there is an impairment, the Company measures the amount of impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill.  To determine the fair value of these intangible assets, the Company uses many assumptions and estimates using a market participant approach that directly impact the results of the testing.  In making these assumptions and estimates, the Company uses industry accepted valuation models and set criteria that are reviewed and approved by management.

Long-Lived Assets

The Company determines the recoverability of its long-lived assets in accordance with FASB ASC 360 (formerly know as Statement of Financial Accounting Standards (“SFAS”) No. 144), “Accounting for the Impairment or Disposal of Long-Lived Assets”. Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Management believes there is no impairment of any long-lived assets as of December 26, 2010 and December 27, 2009.

Marketing costs

Marketing costs are included as part of operating expenses and include direct-mail catalog costs, internet based advertising, marketing and promotional expenses and payroll-related expenses for personnel engaged in these activities.  Direct-mail catalog costs are initially recorded as prepaid expenses and charged to operations as marketing expense during the period in which future benefits are expected to be received.  Typically, this period falls within 45 days of the direct mailing.  All other advertising costs are charged to expense as incurred or the first time the advertising takes place.

Debt Discount and Derivative Liability

As a result of the Company entering into a Subscription Agreement on July 14, 2006 with Dutchess Private Equities Fund, LP and Dutchess Private Equities Fund, II, LP (collectively, the "Investors") pursuant to which the Company agreed to sell to the Investors an aggregate of $2,500 of Five-Year Convertible Debentures (the "Convertible Debentures") and warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share (the "Warrants"), the Company has identified certain embedded derivatives within the Convertible Debentures. The value of these embedded derivatives were $1,200 at July 14, 2006. On February 16, 2007, the Company issued and sold to one of its existing investors, Dutchess Private Equities Fund, Ltd. (“Dutchess”), a $1,750 principal amount Convertible Debenture due March 31, 2009 (the”Debenture”) and a warrant to purchase 4,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share (as a result of an amendment on March 17, 2008, 2,000,000 warrants were terminated, leaving 2,000,000 warrants outstanding). According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20, and the maximum conversion price of the Debentures was reduced from $.495 to $.10. The Company has identified certain embedded derivatives within the Debenture. The value of these embedded derivatives was $477 at February 16, 2007. These amounts were bifurcated from the Convertible Debentures and Debenture on the face of the balance sheet and a corresponding derivative liability was established. These debt discounts will be amortized over their respective lives, using the effective interest method, and charged to interest expense until fully amortized in July 2011 and March 2009, respectively. As of December 26, 2010 and December 27, 2009 the unamortized debt discount was $171 and $527, respectively. In the event the Convertible Debentures or Debentures are reduced in full or in part, either by Company prepayments or by conversion into common shares by the Investors, the debt discount related to the amount reduced will be immediately recognized as interest expense and charged to operations. In addition, the change in the valuation of the embedded derivatives for the years ended December 26, 2010 and December 27, 2009 resulted in a (loss) income of ($209) and $6, respectively, and was reflected in interest expense. The valuation of the embedded derivatives was calculated primarily by using a binomial model, utilizing the Company’s stock price of $.04 per share and $.01 per share as of December 26, 2010 and December 27, 2009, respectively.  In all future periods, the change in the valuation of the derivative liabilities will continue to be recognized as interest expense or income and charged to operations accordingly.

Amortization of Deferred Finance Costs

As a result of the Company’s $2,500 Convertible Debenture financing completed on July 14, 2006, and its $1,750 Convertible Debenture financing completed on February 16, 2007, it incurred deferred finance charges of $375 and $210, respectively.  These amounts are being amortized monthly, as a charge to interest expense, over the 5-year and 2-year terms of the Convertible Debentures, respectively.  For the years ended December 26, 2010 and December 27, 2009, amortization expense was $87 and $121, respectively.  In the event the Convertible Debentures or Debentures are reduced in full or in part, either by Company prepayments or by conversion into common shares by the Investors, the deferred finance charges related to the amount reduced will be immediately recognized as interest expense.  As of December 26, 2010 and December 27, 2009, unamortized deferred finance charges were $25 and $112, respectively.

Income Taxes

The Company accounts for its income taxes in accordance with FASB ASC 740 (formerly known as SFAS No. 109), “Accounting for Income Taxes”. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Due to the uncertainty of future earnings, all deferred tax assets are fully reserved for.

Accounting for Uncertain Tax Positions

The Company follows FASB ASC 740 (formerly known as FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," which establishes that the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

We recognize interest and penalties, if any, as part of our provision for income taxes in our Consolidated Statements of Operations. We file a consolidated U.S. federal income tax return as well as unitary income and sales tax returns in New York. The Internal Revenue Service (“IRS”) has completed examinations of our federal returns for taxable years prior to 1993.  While there are no tax audits in progress, the Company’s years ended December 2008-2010 remain subject to State and IRS audits.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Concentration Risk

The Company purchased approximately 52% and 64% of its food products from one vendor during the years ended December 26, 2010 and December 27, 2009. The Company is not obligated to purchase from this vendor, and, if necessary, there are other vendors from which the Company can purchase food products.

All of the Company’s receivables are due from one financial institution (TD Banknorth, Inc.) under an agreement in which the Company receives payment on its receivables within 3-5 business days.  The Company has had no losses on collections in the past, and since this institution is deemed financially sound, there is little, if any, collection risk at this time.

Stock Based Compensation

FASB ASC 718 (formerly known as SFAS 123R, “Share-Based Payment”) addresses all forms of share-based payment awards, including shares issued under employee stock purchase plans, stock options, restricted stock and stock appreciation rights. It requires measurement of compensation costs for all stock-based awards at fair value on the date of grant, and recognition of stock-based compensation over the requisite service periods.

In the years ended December 26, 2010 and December 27, 2009, there were no share-based compensation amounts for options attributable to employees, officers, directors and consultants as there were no options issued.

Recently Issued Accounting Pronouncements

In December 2010, the FASB issued ASU 2011-08 related to intangibles – goodwill and other (Topic 350), which requires a company to consider whether there are any adverse qualitative factors indicating that impairment may exist in performing step 2 of the impairment test for reporting units with zero or negative carrying amounts.  The provisions for this pronouncement are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with no early adoption.  The Company will adopt this pronouncement for its fiscal year beginning December 29, 2010.  The Company is assessing the impact of the pronouncement on its consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which amends ASC 820, “Fair Value Measurement”. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or International Financial Reporting Standards (IFRSs). ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company does not anticipate that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

Going Concern

Although, the Company had net income of $863 in the year ended December 27, 2009, it was primarily due to a non-cash restructuring recovery of $937. In the year ended December 26, 2010, the Company has a net loss of $432, and in years prior to 2009 the Company had suffered substantial losses from operations. The Company has a stockholders’ deficit of $3,703 and a working capital deficit of $1,474 at December 26, 2010. Although the senior debt holder has amended and extended the payment terms in the past, at current sales levels the Company is uncertain that it can generate the cash needed to repay this debt. Should the Company not meet the revised terms for the loan, we cannot be assured that the holder of the senior debt will continue to modify the terms of the repayment of the debt. If this should occur the Company may not be able to continue in business.

The Company is currently working to raise sufficient capital to continue its operations, pay its obligations as well as to complete strategic accretive acquisitions. There are no assurances, however, that the Company will be successful in raising capital. Further, during the last several years, the Company has taken steps to reduce overhead, including a reduction in personnel and movement of its fulfillment facilities to reduce costs and improve cash flow. The Company will continue to look at reducing costs while it seeks additional capital as well as business from new and existing customers.

These financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly do not include any adjustments that might result from the outcome of the uncertainties described above.

RECENTLY ADOPTED AND NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 25, 2011
Notes to Financial Statements
RECENTLY ADOPTED AND NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS

 In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which amends ASC 820, “Fair Value Measurement”. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or International Financial Reporting Standards (IFRSs). ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company does not anticipate that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
Fair Value Measurements

FASB ASC 820 (formerly known as SFAS No. 157) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. Under FASB ASC 825 (formerly known as SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities,") entities are permitted to choose to measure many financial instruments and certain other items at fair value. We did not elect the fair value measurement option under FASB ASC 825 for any of our financial assets or liabilities.

We currently have one financial instrument that must be measured under the new fair value standard.  This financial Liability is a derivative liability.   Our financial assets and liabilities are to be measured using inputs from the three levels of the fair value hierarchy, which are as follows:

·	Level 1 - inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date;

·	Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

·	Level 3 - unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing assets or liabilities based on the best information available.

The amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of their short-term maturities. The carrying values of the Company’s convertible debt and long-term debt approximate fair value since the interest rates are at terms currently available to the Company.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at September 25, 2011.

Description	Classification	Value at September 25, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$450	-	-	$450

Total liabilities		$450	$-	$-	$450

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at December 25, 2010.

Description	Classification	Value at December 25, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$225	-	-	$225

Total liabilities		$225	$-	$-	$225

The following table summarizes the changes in fair value of our Level 3 assets and liabilities:

Fair Value Measurements of Liabilities Using Level 3 Inputs
Derivative liabilities

Beginning balance at year-end 2011	$225

Total (Gains) Losses (realized or unrealized)

Included in earnings	225
Included in other comprehensive income	-
Transfers in or out of Level 3	-
Purchases, sales, issuances and settlements	-

Ending balance at September 25, 2011	$450

Gains (losses) for the 2011 nine months ended included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date	$(225)

The valuation of the embedded derivatives was valued primarily by using a binomial model, utilizing the Company’s stock price at the point of valuation.

FASB ASC 820 (formerly known as SFAS No. 157) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. Under FASB ASC 825 (formerly known as SFAS No. 159), "The Fair Value Option for Financial Assets and Financial Liabilities," entities are permitted to choose to measure many financial instruments and certain other items at fair value. We did not elect the fair value measurement option under FASB ASC 825 for any of our financial assets or liabilities.

We currently have one financial instrument that must be measured under the new fair value standard.  This financial liability is a derivative liability.  Our financial assets and liabilities are to be measured using inputs from the three levels of the fair value hierarchy, which are as follows:

·	Level 1 - inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date;

·	Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

·	Level 3 - unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing assets or liabilities based on the best information available.

The amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of their short-term maturities. The carrying values of the Company’s convertible debt and long-term debt approximate fair value since the interest rates are at terms currently available to the Company.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at December 26, 2010.

Description	Classification	Value at December 26, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$225	-	-	$225

Total liabilities		$225	$-	$-	$225

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at December 27, 2009.

Description	Classification	Value at December 27, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$16	-	-	$16

Total liabilities		$16	$-	$-	$16

The following table summarizes the changes in fair value of our Level 3 assets and liabilities:

Fair Value Measurements of Liabilities Using Level 3 Inputs
Derivative liabilities

Beginning balance at year-end 2010	$16

Total (Gains) Losses (realized or unrealized)
Included in earnings	209

Ending balance at December 26, 2010	$225

Gains (losses) for the 2010 year end included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date	(209)

Fair Value Measurements of Liabilities Using Level 3 Inputs
Derivative liabilities

Beginning balance at year-end 2009	$22

Total (Gains) Losses (realized or unrealized)
Included in earnings	(6)

Ending balance at December 27, 2009	$16

Gains (losses) for the 2009 year end included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date	6

The valuation of the embedded derivatives was valued primarily by using a binomial model, utilizing the Company’s stock price at the point of valuation.

Plan of Restructuring	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
Plan of Restructuring

To generate cash to fund the operations of the Company, and to satisfy the requirement to repay its principal lenders, the Company sold its accounts receivable at a significant discount throughout 2003.

In addition, the Company restructured its operations to enhance short-term liquidity through cost reductions. In April, 2003, the Company closed down its direct to consumer sales and telemarketing operations. This included closing all sales offices outside of its corporate office, all telemarketing centers, and all distribution routes. Approximately 930 employees and 55 lessees were terminated pursuant to the Company's revised operating plans. The Company's present operations consist of fulfilling reorder customers through the use of an outsourced delivery agent.  Also, the Company attracts new customers through multi-channel media which include catalogues, e-commerce, strategic alliances as well as existing customer referrals.  The Company fully satisfied all outstanding borrowings under its credit facility through the proceeds from the sale of accounts receivable in July and December of 2003 with a financial institution. Accordingly, under the business model, the Company no longer participates in the collection of accounts receivable.  This is now outsourced to this financial institution as discussed in the Summary of Significant Accounting Policies.

The following table summarizes the restructuring activity, which is included in accrued expenses, as follows:

Accrued restructuring charges at December 28, 2008	$1,227
Utilized (recoveries)	(937)
Utilized (cash payments)	(50)
Accrued restructuring charges at December 27, 2009	$240
Utilized (cash payments)	-
Accrued restructuring charges at December 26, 2010	$240

In connection with the restructuring activities noted above, the Company stopped paying various vendors who were providing goods and services to the Company (although the related liabilities are recorded in accounts payable in the accompanying consolidated balance sheet). During 2009, as a result of the expiration of the statue of limitations and contract law, the Company reversed $937 of accrued expenses and recognized this in its statement of operations as part of restructuring recoveries. The Company may, from time to time, be in negotiations with vendors to pay a reduced amount; when the Company reaches an agreement with the vendor, or the expiration of the statue of limitations and contract law, the Company may record further restructuring recoveries.

Inventories	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Inventories

Inventories consist principally of prepared meals and meal complements held at the Company’s outsourced fulfillment locations.  Inventories are valued at the lower of cost or market, with cost determined using the first-in, first-out (FIFO) method.  As of December 26, 2010 and December 27, 2009 inventories were $0 and $170, respectively.  In May 2010, the Company consolidated its outsourced fulfillment operations, whereby the purchasing of inventory, storage and handling is the responsibility of the outsourced fulfillment center.  The Company is charged for the inventory only upon sale of the product to its customer.  As a result, effective May 2010, the Company has no inventory.

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.

Prepaid Expenses and Other Assets, Net	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Prepaid Expenses and Other Assets, Net	Prepaid expenses and other assets, net consists of the following as of December 26, 2010 and December 27, 2009:
	December 26, 2010	December 27, 2009
Prepaid insurance, net	18	19
Other	8	14
	$26	$33

Property and Equipment, net	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Property and Equipment, net

Property and Equipment, net

Property and equipment, net consist of the following as of December 26, 2010 and December 27, 2009:

	December 26, 2010	December 27, 2009
Machinery and office equipment	$241	$240
Capitalized software and development	283	282
	524	522
Less accumulated depreciation and amortization	(454)	(411)
	$70	$111

ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
ACCRUED EXPENSES

Accrued expenses consisted of the following as of:

	September 25, 2011	December 26, 2010
Payroll and health benefits	294	315
Accrued restructuring charges	240	240
Professional fees	27	27
Other	93	94
	$654	$676

Accrued expenses consist of the following as of December 26, 2010 and December 27, 2009:

	December 26, 2010	December 27, 2009
Payroll and health benefits	$315	$243
Accrued restructuring charges	240	240
Professional fees	27	83
Other	94	68
	$676	$634

LOSS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
INCOME (LOSS) PER COMMON SHARE

Net loss per common share amounts (basic EPS) are computed by dividing net loss by the weighted average number of common shares outstanding, excluding any potential dilution. Net loss per common share amounts assuming dilution (diluted EPS) are computed by reflecting potential dilution from the exercise of stock options and warrants, and the conversion into common stock of convertible loans. Diluted EPS for the nine months ended September 25, 2011 and September 26, 2010 are the same as basic EPS, as the inclusion of the impact of any common stock equivalents outstanding during those periods would be anti-dilutive.

Common stock equivalents not included in EPS are as follows:

	Nine months ended
	September 25, 2011	September 26, 2010
Stock options	2,350,000	2,600,000
Stock warrants	750,000	700,000
Convertible Debt #1 (1)	34,750,000	589,800,000
Convertible Debt #2 (2)	2,000,000	2,000,000

Total	39,850,000	595,100,000

(1)	At September 25, 2011and September 26, 2010, respectively, the Company had outstanding a) $2,079 and $2,339 convertible debentures at a conversion price at the lesser of $.10 ($.495 at September 26, 2010) or 80% of the best bid price in the ten days prior to conversion and b) warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.20 ($.495 at September 26, 2010) per share. The above calculation of potential shares outstanding was calculated based upon conversion prices of $.07 and $.004, for the nine month periods ended 2011 and 2010, respectively, however this conversion price could be lower in the future with respect to the convertible debentures in whole or in part.

(2)	At September 25, 2011 and September 26, 2010, the Company had no amounts outstanding under its February 2007 convertible debentures. The Company issued warrants to purchase 2,000,000 shares of Common Stock at an exercise price of $.20 ($.25 at September 26, 2010) per share.

Net (loss) income per common share amounts (basic EPS) are computed by dividing net (loss) income by the weighted average number of common shares outstanding, excluding any potential dilution. Net (loss) income per common share amounts assuming dilution (diluted EPS) are computed by reflecting potential dilution from the exercise of stock options and warrants, and the conversion into common stock of convertible loans. Diluted EPS for fiscal year 2010 are the same as basic EPS, as the inclusion of the impact of any common stock equivalents outstanding during those periods would be anti-dilutive.   Diluted EPS for fiscal year 2009 includes the impact of the below common stock equivalents outstanding during the year ended December 27, 2009.

Common stock equivalents not included (2010), and included (2009) in EPS are as follows :

	Year ended
	December 26, 2010	December 27, 2009
Stock options	2,350,000	2,350,000
Stock warrants	600,000	600,000
Convertible Debt #1 (1)	61,650,000	1,205,050,000
Convertible Debt #2 (2)	2,000,000	348,000,000

Total	66,600,000	1,556,000,000

(1)	At December 26, 2010 and December 27, 2009, the Company had a) $2,264 and $2,400, respectively, of Convertible Debentures at a conversion price at the lesser of $.495 or 80% of the best bid price in the ten days prior to conversion and b) Warrants issued to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share. The above calculation of potential shares outstanding were calculated based upon a conversion price of $.04 and $.002 for the fiscal years ended 2010 and 2009, respectively, however this conversion price could be lower in the future with respect to the convertible debentures in whole or in part.

(2)

At December 26, 2010 and December 27, 2009 the Company had a) $0 and $692, respectively of  Debentures at a conversion price at the lesser of $.51 or 75% of the best bid price in the ten days prior to conversion and b) Warrants issued to purchase 2,000,000 shares of Common Stock at an exercise price of $.25 per share.  The above calculation of potential shares outstanding was calculated based upon a conversion price of $.002 for the Debentures in the fiscal year ended 2009.

At December 26, 2010 and December 27, 2009 the best bid price was $.04 and $.002, respectively, and if the Convertible Debenture or Debenture was converted based upon that price the dilution would be greater than that shown in the above table.

Income Taxes	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Income Taxes

The (benefit) provision for income taxes of ($24) and $5 for the fiscal years ended December 26, 2010 and December 27, 2009 is comprised principally of state franchise taxes.

Significant components of deferred income tax assets and liabilities as of December 26, 2010 and December 27, 2009 are as follows:

	December 26, 2010	December 27, 2009
Deferred tax assets:
Net operating loss carryforwards	$13,135	$13,304
Accrued expenses and other, net	474	457
	13,609	13,761
Deferred tax liabilities:
Embedded derivatives	27	43
Depreciation	(1)	8
Prepaid expenses	7	7
Deferred tax asset	13,567	13,703
Less valuation allowance	(13,598)	(13,703)
Net deferred tax liability	$(22)	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax assets and liabilities, expected future taxable income and tax planning strategies in making this assessment. Management has considered the Company's history of generating tax losses and its accumulated deficit as significant negative evidence as to the realizability of its deferred tax assets. Accordingly, at December 26, 2010 and December 27, 2009, the Company has established valuation allowances against its deferred tax assets.

At December 26, 2010 the Company has net operating loss carryforwards (“NOLs”) for federal income tax purposes of $34,458, which are available to offset future federal taxable income, if any. Such net operating losses expire from 2022 through 2028.  The utilization of these NOLs may be subject to limitations based upon changes in ownership of the Company pursuant to Internal Revenue Code Section 382.  The Company has determined that an ownership change had occurred as of July 14, 2006 (see Note 3 above “the Merger Agreement”).  The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized.  Due to the significant doubt as to the Company’s ability to ulitize its deferred tax assets, a valuation allowance for the full amount of the deferred tax assets has been established.

FASB ASC 740 (formerly known as FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," which establishes that the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company evaluated its tax positions as of December 26, 2010 and December 27, 2009, which had no effect on its financial position, results of operations or cash flows as the Company did not have any uncertain tax positions.  The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.  As of December 26, 2010 and December 27, 2009, the Company had no accrued interest or penalties and has no uncertain tax positions subject to examination by the relevant tax authorities. The Company files a consolidated U.S. federal income tax return as well as unitary income and sales tax returns in New York. The Internal Revenue Service (“IRS”) has completed examinations of the Company’s federal returns for taxable years prior to 1993.  While there are no tax audits in progress, the Company’s years ended December 2008-2010 remains subject to State and IRS audits.

Stock Option Plans	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Stock Option Plans

The Company has a 2006 stock option plan as approved by its Board of Directors on November 13, 2006   covering in the aggregate 7,500,000 of the Company's common shares pursuant to which officers, directors and employees of the Company and consultants to the Company are eligible to receive nonqualified stock options. The selection of participants, grant of options, determination of price and other conditions relating to the exercise of options are determined by the Board of Directors, and the plan is administered by the Board of Directors.

During 2006, a total of 2,600,000 nonqualified options were granted. 250,000 options were terminated during 2008, and the remaining 2,350,000 options fully vested on November 13, 2008.

There were no options granted in 2009 and 2010.

A summary of the Company's stock option plan activity as of December 26, 2010 and December 27, 2009, and changes during the twelve months then ended are as follows:

Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Shares	price	term (years)	(in thousands)
Outstanding, December 29, 2008	2,350,000	$.495	4.9	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding, December 27, 2009	2,350,000	$.495	3.9	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding, December 26, 2010	2,350,000	$.495	2.9	$—

Exercisable, December 26, 2010	2,350,000	$.495	2.9	$—

Pension Plan	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Pension Plan

The Company sponsors a 401(k) defined contribution plan (the “Plan”) available to all employees who have attained the age of 21 and have completed six months of service with the Company. Under the Plan, participants may elect to defer up to 20% of their annual compensation as contributions to the Plan. Forfeitures are used to reduce the Company’s contributions.  The Plan provides for discretionary contributions.  There were no contributions for fiscal 2009 or 2010.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

Future minimum operating lease payments, as of September 25, 2011 are as follows:

Year ended
2011	21
2012	135
2013	144
2014	144
2015	144
Thereafter	156
$744

Rent expense charged to operations was $67 and $104 for the nine months ended September 25, 2011 September 26, 2010, respectively.

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.  The amount of proprietary inventory at the fulfillment provider, that the Company is committed to purchase at September 25, 2011 was approximately $125.

On September 15, 2011, a lawsuit alleging patent infringement was filed against the Company in the United States District Court, Eastern District of Texas, Marshall Division.  The case is styled DietGoal Innovations LLC v. Arby’s Restaurant Group, Inc.; 2:11-cv-00418-DF.  The Company is one of 26 defendants named in this action. The plaintiff alleges that the Company has been and now is directly infringing one or more claims of U.S. Patent No. 6,585,516, entitled Method and System for Computerized Visual Behavior Analysis, Training and Planning. DietGoal Innovations requests a trial by jury.  This claim is in the early stages and the Company has been unable to reasonably estimate a range of possible loss, if any, at this time.

Future minimum operating lease payments, as of December 26, 2010 are as follows:

2011	88
2012	140
2013	144
2014	144
2015	144
Thereafter	156
$816

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.  The amount of proprietary inventory at the fulfillment provider, that the Company is committed to purchase at December 26, 2010 was approximately $300.

Rent expense charged to operations was $139 and $134 for the years ended December 26, 2010 and December 27, 2009, respectively.

The Company is subject from time-to-time to legal proceedings arising out of the normal conduct of its business, which the Company believes will not materially affect its financial position or results of operations.

CONVERTIBLE DEBT, DERIVATIVE LIABILITY AND LONG TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
CONVERTIBLE DEBT AND DERIVATIVE LIABILITY

On July 14, 2006  (the  "Closing Date"), the Company entered into a Subscription Agreement with Dutchess Private Equities Fund, LP and Dutchess Private Equities Fund, II, LP (collectively, the "Investors") pursuant to which the Company agreed to sell to the Investors an aggregate of $2,500 of Five-Year Convertible Debentures (the "Convertible Debentures") which mature on July 14, 2011 and warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share (the  "Warrants").  $1,250 was funded immediately and the remaining $1,250 was funded on August 11, 2006, the date the Company filed a Registration Statement covering the resale of the securities with the Securities and Exchange Commission  (the  "SEC").

The Convertible Debentures, as amended on January 10, 2010, bear interest at a rate of 8% per annum.  Principal payments and interest is payable in cash or shares of Common Stock at the election of the Investors.    The Investors may convert the unpaid face value of, plus the accrued interest on, the Convertible Debentures into Common Stock at any time at the lesser of (i) $.10 and  (ii)  eighty  percent (80%) of the lowest closing bid price on the Common  Stock  during  the ten (10) trading days immediately preceding the receipt  by  the  Company  of  a  notice  of conversion by the Investors (the "Conversion  Price").  According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20, and the maximum conversion price of the Debentures was reduced from $.495 to $.10.  Amortizing payments of interest and the aggregate principal amount outstanding under the Debenture are to be made by the Company commencing from January 31, 2010 and on the last business day of each succeeding month thereafter.  As of September 25, 2011 and thereafter, principal payments are due in the following amounts: (i) on September 30, 2011and for nine consecutive months thereafter, $25; (ii) on July 31, 2012 and for four consecutive months thereafter, $35; (iii) on December 31, 2012 and for three consecutive months thereafter, $50; (iv) on April 30, 2013 and for two consecutive months thereafter, $65; and on July 14, 2013, all amounts then due and payable under the Debenture.  In the event an amount is outstanding at the end of the term on July 14, 2011, it may convert into common shares of the Company.

The Company is required at all times to reserve sufficient shares for full conversion of the Convertible Debentures and exercise of the Warrants.

If an event of default occurs, as defined in the Convertible Debentures, the Investors may exercise their right to increase the face amount of the Convertible Debenture by three percent (3%) as an initial penalty and by three percent  (3%) for each subsequent event of default.  In addition, the Investors may exercise their right to increase the face amount by two-and-a-half percent (2.5%) per month to be paid as liquidated damages, compounded  daily.

Pursuant to a Security Agreement, dated as of the Closing Date, by and among the Company and the Investors  (the  "Security Agreement"), the Company's obligation to repay the amounts outstanding under the Convertible Debenture is secured by a first priority security interest in the assets of the Company.  In addition, shares of Common Stock currently owned or hereafter acquired by the Company’s Chief Executive Officer, Chief Financial Officer and Chief Marketing Officer have been pledged as security for repayment of the Debentures, which shares may be sold by the holders thereof only pursuant to Leak-Out Agreements executed by each of such holders with the Investors.

On February 16, 2007, the Company issued and sold to one of its existing investors, Dutchess Private Equities Fund, Ltd. (“Dutchess”), a $1,750 principal amount Convertible Debenture, which as amended, was due on June 30, 2010 (the “Debenture”) and a warrant to purchase 2,000,000 shares of the Company’s common stock at an exercise price of $0.20 per share.  As a result of an amendment on March 17, 2008, 2,000,000 warrants were terminated, leaving 2,000,000 warrants outstanding.  According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20.   Monthly interest on the outstanding principal amount of the Debenture was paid at a rate per annum equal to 14%-16%, until the principal amount was paid in full.  On June 30, 2010, the Company paid the remaining balance due on the Debenture.

The Debenture was convertible at any time, at the option of Dutchess, into shares of Common Stock at a conversion price equal to the lesser of (i) 75% of the lowest closing bid price of the Common Stock during the 10 trading days immediately prior to the date that Dutchess sends the Company a signed conversion notice; or (ii) $0.51 per share.

The Company has identified certain embedded derivatives within the convertible debentures as a result of the variable nature of the conversion price formula of the convertible debentures.  The value of these embedded derivatives was $1,200 at July 14, 2006, the date the Convertible Debentures was issued, and $477 on February 16, 2007, the date the Debenture was issued.  These amounts were bifurcated from the convertible debentures on the face of the balance sheet and a corresponding derivative liability was established.  This debt discount will be amortized over the life of the convertible debentures, using the effective interest method, and charged to interest expense until fully amortized in July 2011 and June 2010, respectively.  As of September 25, 2011 and December 26, 2010 the unamortized debt discount was $0 and $171, respectively.  In addition, the change in the valuation of the embedded derivatives during the nine months ended September 25, 2011 and September 26, 2010 resulted in a (loss) income of ($225) and $7, respectively, and was reflected in interest expense.  In all future periods, the change in the valuation of the derivative liabilities will continue to be recognized as interest expense or income and charged to operations accordingly.

On June 3, 2009, as part of the acquisition of certain assets of Home Bistro Foods, Inc. (“HB”) in a Bankruptcy sale, the Company assumed the secured debt of HB.  This secured promissory note, dated June 3, 2009 is due to New York Small Business Venture Fund LLC (“NYSBVF”).  The note accrues interest at the rate of 6.25% per annum and is subordinated to the Company’s existing first secured debt (“EFSD”).  The Company is prohibited from making any payments until such time at the Company’s EFSD secured debt is no longer outstanding and the warrants of the EFSD has been exercised in full or has expired.  As of September 25, 2011 and December 26, 2010 the amount outstanding to NYSBVF was $ 1,008 and $961, respectively.  In the event the EFSD and warrants are no longer outstanding, the Company and NYSBVF may agree to a conversion price to convert the NYSBVF debt outstanding into common stock of the Company.  If no conversion price is agreed to within 20 days, the full amount is due and payable within 120 days of the EFSD and warrants no longer being outstanding.

As of September 25, 2011 and December 26, 2010 the convertible debentures outstanding were as follows:

	September 25, 2011	December 26, 2010
Convertible debentures	$3,121	$3,225
Debt discount	-	(171)
Donvertible debentures, net	3,121	3,054
Less current portion	(355)	(285)
Convertible debentures, long term	$2,766	$2,769

As of September 25, 2011 the derivative liability outstanding was as follows:

Liability at December 26, 2010	$225
Increase in Valuation, net	225
Liability at September 25, 2011	$450

On July 14, 2006  (the  "Closing Date"), the Company entered into a Subscription Agreement with Dutchess Private Equities Fund, LP and Dutchess Private Equities Fund, II, LP (collectively, the "Investors") pursuant to which the Company agreed to sell to the Investors an aggregate of $2,500 of Five-Year Convertible Debentures (the "Convertible Debentures") which mature on July 14, 2011 and warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share (the  "Warrants").  The Warrants may be exercised for a period of seven years and the exercise price is subject to antidilution provisions.  $1,250 was funded immediately and the remaining $1,250 was funded on August 11, 2006, the date the Company filed a Registration Statement covering the resale of the securities with the Securities and Exchange Commission  (the  "SEC").

The Convertible Debentures, as amended on January 10, 2010, bear interest at a rate of 8% per annum.  Principal payments and interest is payable in cash or shares of Common Stock at the election of the Investors.    The Investors may convert the unpaid face value of, plus the accrued interest on, the Convertible Debentures into Common Stock at any time at the lesser of (i) $.495 and  (ii)  eighty  percent (80%) of the lowest closing bid price on the Common  Stock  during  the ten (10) trading days immediately preceding the receipt  by  the  Company  of  a  notice  of conversion by the Investors (the "Conversion  Price"). According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20, and the maximum conversion price of the Debentures was reduced from $.495 to $.10.  Amortizing payments of interest and the aggregate principal amount outstanding under the Debenture are to be made by the Company commencing from January 31, 2010 and on the last business day of each succeeding month thereafter.  As of December 26, 2010 and thereafter, principal payments are due in the following amounts: (i) on December 31, 2010 and for three consecutive months thereafter, $20; (ii) on April 30, 2011and for fourteen consecutive months thereafter, $25; (iii) on July 31, 2012 and for four consecutive months thereafter, $35; (iv) on December 31, 2012 and for three consecutive months thereafter, $50; (v) on April 30, 2013 and for two consecutive months thereafter, $65; and on July 14, 2013, all amounts then due and payable under the Debenture.  In the event an amount is outstanding at the end of the term on July 14, 2011, it may convert into common shares of the Company.

The Company is required at all times to reserve sufficient shares for full conversion of the Convertible Debentures and exercise of the Warrants.

If an event of default occurs, as defined in the Convertible Debentures, the Investors may exercise their right to increase the face amount of the Convertible Debenture by three percent (3%) as an initial penalty and by three percent  (3%) for each subsequent event of default.  In addition, the Investors may exercise their right to increase the face amount by two-and-a-half percent (2.5%) per  month  to  be  paid  as  liquidated  damages,  compounded  daily.

Pursuant to a Security Agreement, dated as of the Closing Date, by and among the Company and the Investors  (the  "Security Agreement"), the Company's obligation to repay the amounts outstanding under the Convertible Debenture is secured by a first priority security interest in the assets of the Company.  In addition, shares of Common Stock currently owned or hereafter acquired by the Company’s Chief Executive Officer, Chief Financial Officer and Chief Marketing Officer have been pledged as security for repayment of the Debentures, which shares may be sold by the holders thereof only pursuant to Leak-Out agreements executed by each of such holders with the Investors.

On February 16, 2007, the Company issued and sold to one of its existing investors, Dutchess Private Equities Fund, Ltd. (“Dutchess”), a $1,750 principal amount Convertible Debenture, which as amended, was due on June 30, 2010 (the”Debenture”), and a warrant to purchase 2,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share.   As a result of an amendment on March 17, 2008, 2,000,000 warrants were terminated, leaving 2,000,000 warrants outstanding.  According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20.  Monthly interest on the outstanding principal amount of the Debenture was paid at a rate per annum equal to 14%-16%, until the principal amount was paid in full.  On June 30, 2010, the Company paid the remaining balance due on the Debenture.

The Debenture was convertible at any time, at the option of Dutchess, into shares of Common Stock at a  conversion price equal to the lesser of (i) 75% of the lowest closing bid price of the Common Stock during the 10 trading days immediately prior to the date that Dutchess sends the Company a signed conversion notice; or (ii) $0.51 per share.

The Company has identified certain embedded derivatives within the Convertible Debentures and the Debentures as a result of the variable nature of the conversion price formula of the Convertible Debentures and the Debentures.  The value of these embedded derivatives was $1,200 at July 14, 2006, the date the Convertible Debentures were issued, and $477 on February 16, 2007, the date the Debenture was issued.

These amounts were bifurcated from the Convertible Debentures and the Debentures on the face of the balance sheet and a corresponding derivative liability was established.  This debt discount will be amortized over the life of the Convertible Debentures and the Debentures, using the effective interest method, and charged to interest expense until fully amortized in July 2011 and June 2010, respectively.  As of December 26, 2010 and December 27, 2009 the unamortized debt discount was $171 and $526, respectively.  In the event the Convertible Debentures or the Debentures are reduced in full or in part, either by Company prepayments or by conversion into common shares by the Investors, the debt discount related to the amount reduced will be immediately recognized as interest expense and charged to operations.  In addition, the change in the valuation of the embedded derivatives during the year ended December 26, 2010 and December 27, 2009 resulted in a (loss) income of ($209) and $6 respectively, and was reflected in interest income (expense).  In all future periods, the change in the valuation of the derivative liabilities will continue to be recognized as interest expense or income and charged to operations accordingly.

On June 3, 2009, as part of the acquisition of certain assets of Home Bistro Foods, Inc. (“HB”) in a Bankruptcy sale, the Company assumed the secured debt of HB.  This secured promissory note, dated June 3, 2009 is due to New York Small Business Venture Fund LLC (“NYSBVF”).  The note accrues interest at the rate of 6.25% per annum and is subordinated to the Company’s existing first secured debt (“EFSD”).  The Company is prohibited from making any payments until such time at the Company’s EFSD secured debt is no longer outstanding and the warrants of the EFSD has been exercised in full or has expired.  As of December 26, 2010 and December 27, 2009 the amount outstanding to NYSBVF was $961 and $902, respectively.  In the event the EFSD and warrants are no longer outstanding, the Company and NYSBVF may agree to a conversion price to convert the NYSBVF debt outstanding into common stock of the Company.  If no conversion price is agreed to within 20 days, the full amount is due and payable within 120 days of the EFSD and warrants no longer being outstanding.

As of December 26, 2010 the convertible debentures and long-term debt outstanding are as follows:

Convertible Debentures and Debentures	$2,264
NYSBVF	961
Debt Discount	(171)
Convertible Debentures and Debentures, net	3,054
Less current portion	(285)
Convertible Debentures and Debentures, long term	$2,769

Principal payment obligations on the above debt for the next five years are as follows:

Year	Amount
2011	$285
2012	375
2013	2,565
2014	—
2015	—
Thereafter	—
$3,225

As of December 26, 2010 the derivative liability outstanding is as follows:

Liability at December 27, 2009	$16
Increase in Valuation	209
Liability at December 26, 2010	$225

COMMON STOCK	9 Months Ended
Sep. 25, 2011
Notes to Financial Statements
COMMON STOCK

On April 20, 2011, by written consent of the Shareholders, the Company increased the authorized shares of its common stock to 250,000,000 shares from 50,000,000.

On April 20, 2011, as consideration of a six month consulting engagement related to corporate finance and improved visibility in the financial community, the Company issued to Affinity advisors, LLC 300,000 shares of its common stock. As a result, the Company recorded consulting expenses of $15 for the nine months ended September 25, 2011.

On June 8, 2011, the Company raised $50 from the sale of 500,000 of its common stock at a price of $.10 per share. The proceeds were used for general working capital purposes. In addition the Company issued 500,000 warrants with an exercise price of $.20, and an expiration of June 30, 2014.

On June 15, 2011, as part of an agreement with ICM Capital Markets, Ltd. (“ICM”) to provide investment banking services, the Company issued a total of 357,705 of its common stock to ICM and certain ICM employees as follows: ICM Capital Markets, Ltd. 112,677; Averell Satloff 209,257 and Harvey Luft 35,771. As a result, the Company recorded consulting expenses of $40 for the nine months ended September 25, 2011.

On July 19, 2011, the Company issued 50,000 shares of its common stock to Broad Street Ventures LLC for services related to the June 8, 2011 $50 capital raise noted above. In addition, 50,000 warrants were issued at an exercise price of $.20 and an expiration date of June 30, 2014.

On August 4, 2011, as consideration of a 90 day consulting engagement related to investor relations, the Company issued to Corporate Public relations Inc. 200,000 shares of its common stock. As a result, the Company recorded consulting expenses of $10 for the nine months ended September 25, 2011.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

On October 24, 2011, as approved by the Company’s Board of Directors, a series A preferred stock was created and one share was issued to the Company’s CEO, Paul A. Roman.  It provides the holder the right to vote 50.1% of the total outstanding shares entitled to vote on all matters submitted for a vote to shareholders of the Company.  This provision provides unilateral control of the voting of the Corporation’s securities.  As a result, the Company believes the increasing of any authorized shares is now 100% under its control.

On November 8, 2011, the Company issued 1,400,000 shares of its common stock to Endeavor Group, LLC, for financial advisory related services.

Events subsequent to December 26, 2010 were evaluated until the date the consolidated financial statements were available to be issued which was December 16, 2011.

On April 20, 2011, by written consent of the Shareholders, the Company increased the authorized shares of its common stock to 250,000,000 shares from 50,000,000.

On April 20, 2011, as consideration of a six month consulting engagement related to corporate finance and improved visibility in the financial community, the Company issued to Affinity advisors, LLC 300,000 shares of its common stock.

On June 8, 2011, the Company raised $50 from the sale of 500,000 of its common stock at a price of $.10 per share. The proceeds were used for general working capital purposes. In addition the Company issued 500,000 warrants with an exercise price of $.20, and an expiration of June 30, 2014.

On June 15, 2011, as part of an agreement with ICM Capital Markets, Ltd. (“ICM”) to provide investment banking services, the Company issued a total of 357,705 of its common stock to ICM and certain ICM employees as follows: ICM Capital Markets, Ltd. 112,677; Averell Satloff 209,257 and Harvey Luft 35,771.

On July 19, 2011, the Company issued 50,000 shares of its common stock to Broad Street Ventures LLC for services related to the June 8, 2011 $50 capital raise noted above. In addition, 50,000 warrants were issued at an exercise price of $.20 and an expiration date of June 30, 2014.

On August 4, 2011, as consideration of a 90 day consulting engagement related to investor relations, the Company issued to Corporate Public relations Inc. 200,000 shares of its common stock.

On October 24, 2011, as approved by the Company’s Board of Directors, a series A preferred stock was created and one share was issued to the Company’s CEO, Paul A. Roman. It provides the holder the right to vote 50.1% of the total outstanding shares entitled to vote on all matters submitted for a vote to shareholders of the Company. This provision provides unilateral control of the voting of the Corporation’s securities. As a result, the Company believes the increasing of any authorized shares is now 100% under its control.

On November 8, 2011, the Company issued 1,400,000 shares of its common stock to Endeavor Group, LLC, for financial advisory related services.

On September 15, 2011, a lawsuit alleging patent infringement was filed against the Company in the United States District Court, Eastern District of Texas, Marshall Division. The case is styled DietGoal Innovations LLC v. Arby’s Restaurant Group, Inc.; 2:11-cv-00418-DF. The Company is one of 26 defendants named in this action. The plaintiff alleges that the Company has been and now is directly infringing one or more claims of U.S. Patent No. 6,585,516, entitled Method and System for Computerized Visual Behavior Analysis, Training and Planning. DietGoal Innovations requests a trial by jury. This claim is in the early stages and the Company has been unable to reasonably estimate a range of possible loss, if any, at this time.